Provisions for legal proceedings and contingent liabilities	12 Months Ended
Dec. 31, 2022
Provisions For Legal Proceedings And Contingent Liabilities
Provisions for legal proceedings and contingent liabilities

24 Provisions for legal proceedings and contingent liabilities

Braskem is a defendant in lawsuits and administrative proceedings arising from the normal course of its business. The Management, based on its assessment and that of its external legal advisors, classifies these proceedings in terms of probability of loss as follows:

Probable chance of loss: present obligation for which there is a higher probability of loss than of a favorable outcome. For these claims, a provision is recognized based on an estimated amount of the obligation that reflects the expected outflow of resources (see Note 24.1).

Possible chance of loss: present obligation for which the possibility of loss is greater than remote and less than probable. For these claims, the Company does not recognize a provision and discloses the most significant matters (see Note 24.2).

The Management believes that the estimates related to the outcome of the proceedings and the possibility of future disbursement may change in view of the following: (i) higher courts may decide in a similar case involving another company, adopting a final interpretation of the matter and, consequently, advancing the termination of the proceeding involving the Company, without any disbursement or implying the need of any financial settlement of the proceeding; and (ii) programs encouraging the payment of the debts implemented in Brazil at the Federal and State levels, in favorable conditions that may lead to a disbursement that is lower than the one that is recognized in the provision or lower than the value of the matter.

In addition, the Company also is a plaintiff in several lawsuits. In these cases, the Company discloses the contingent asset when the receipt of economic benefits is probable. However, when the realization of the benefit is virtually certain, the related asset no longer constitutes a contingent asset, and as such amount is recognized.

Any changes in the court’s understanding of the position could cause future impacts on the consolidated financial statements of the Company due to such proceedings.

24.1 Lawsuits with probable losses

		-
		2022	2021
Labor claims	(a)	212,657	268,758

Tax claims	(b)
IR and CSL		51,756	61,946
PIS and COFINS		311,433	299,202
ICMS		348,544	331,094
Other tax claims		24,160	22,857
		735,893	715,099

Corporate claims		103,387	94,826

Civil claims and other		119,561	75,147

		1,171,498	1,153,830

(a) Labor claims

As of December 31, 2022, the provision is related to 472 labor claims, including occupational health and security cases (2021: 529). The Management, based on its assessment and that of its external legal advisors, estimate that the term for the termination of these types of claims in Brazil exceeds five years. The estimates related to the outcome of proceedings and the possibility of future disbursement may change in view of new decisions in higher courts.

(b) Tax claims

As of December 31, 2022, the main claims are the following:

(i) Non-cumulative PIS and COFINS

The Company is charged amounts arising from compensation of Non-Cumulative PIS and COFINS tax credits in the years 2005, 2010 and in the period from 2012 to 2018 that were not approved by the Federal Revenue Service of Brazil ("RFB"), mainly related to the following topics:

- Offsetting Statements, with credits in amounts that exceeded those declared in the respective Statement of Calculation of Social Contributions;

- freight expenses: not associated with sales operations and/or operations without proven association and contracted in the country, but concerning imported products;

- credits arising from the acquisition of property, plant and equipment mostly related to acquired companies, whose documentation was not found;

- taxation of revenues incorrectly classified as tax exempt, subject to zero tax rate or not taxed.

As of December 31, 2022, the balance of this provision was R$212,223 (2021: R$202,737). The Management, based on its assessment and that of its external legal advisors and considering the precedents on the matters at the Administrative Council of Tax Appeals (“CARF”), estimates that the administrative procedures will be concluded in 2026.

(ii) PIS and COFINS taxes

The Company is assessed for the payment of these taxes in many legal claims, such as:

- insufficient payment of COFINS for the period from March 1999 to December 2000, from February 2001 to March 2002, from May to July 2002 and September 2002 due to alleged calculation errors, and non-compliance with the widening the tax calculation base and increasing the contribution rate envisaged in Law 9.718/1998;

- offset of the COFINS dues relating to September and October 1999 using the credit resulting from the addition of 1% to the COFINS rate;

- rejection of the offset of PIS and COFINS dues relating to the period from February to April 2002 using the PIS credits under Decree-Laws 2.445 and 2.449, calculated between June 1990 and October 1995, under the argument that the time period for using said credits had expired; and

On December 31, 2022, the balance of this provision was R$69,641 (2021: R$67,403). Management, based on its assessment and that of its external legal advisors, estimates these procedures will conclude by 2030.

The Company offered guarantees in the form of bank guarantees and finished products, which, together, fully cover the amount of claims.

(iii) ICMS tax on interstate purchases

In 2009, the merged company Braskem Qpar was assessed by the Finance Department of the State of São Paulo for the payment of ICMS in view of alleged violations:

- undue use of tax credits in the amount of R$58,164, due to the recording of credits indicated in the invoices for the sale of certain products, issued by Acrinor Acrilonitrila do Nordeste S.A. and Proquigel Química S.A., since the products were to be exported, and were therefore exempt from payment of ICMS tax;

- the fine for the abovementioned tax offense corresponds to 100% of the principal value recorded;

- fine in the amount of 30% on R$480,389, which corresponds to the sum of the amounts indicated in tax documents whose outflow of goods was not identified by the tax authority; and

- fine due to lack of presentation of tax documents requested.

After ending the discussions in the administrative sphere, with the partial reduction in contingency, the Company proposed lawsuits to continue the discussion, which were secured by a guarantee insurance. On December 31, 2022, the balance of this provision was R$329,125 (2021: R$313,380). The Management, based on its assessment and that of its external legal advisors, estimates the legal procedures will conclude in 2026.

(c) Changes in claims with probable chance of loss

				Civil claims
	Labor claims	Tax claims	claims	and other	Total

December 31, 2020	280,066	692,735	126,057	52,229	1,151,087

Additions, inflation adjustments and exchange variation	172,574	46,849	14,357	76,111	309,891
Payments	(70,968)	(3,659)	(40,109)	(2,770)	(117,506)
Reversals (*)	(112,914)	(20,826)	(5,479)	(50,423)	(189,642)

December 31, 2021	268,758	715,099	94,826	75,147	1,153,830

Additions, monetary adjustments and exchange variation	128,682	60,627	9,048	76,227	274,584
Payments	(57,750)	(8,792)	-	(3,243)	(69,785)
Reversals (*)	(127,033)	(31,041)	(487)	(28,570)	(187,131)
					-
December 31, 2022	212,657	735,893	103,387	119,561	1,171,498

(*)	A provision reversal occurs when the probability of loss or the value attributed to the lawsuit changes, or the suit is closed with a cash disbursement lower than the provisioned amount.

24.2 Contingent liabilities

The contingent liabilities whose loss is assessed as possible (possibility of loss greater than remote and less than probable) by the Company’s Management, based on its evaluation and that of its external legal advisors, are disclosed as follows:

	Note	2022	2021

Tax claims	(a)	18,270,680	17,224,429
Civil claims - Alagoas	26	5,489,479	2,614,344
Civil claims - Other	(b)	786,441	737,083
Labor claims	(c)	605,546	763,555
Environmental claims	(d)	639,880	571,057
Social security claims	(e)	515,506	398,783
Other lawsuits	(f)	380,862	337,807
Total		26,688,394	22,647,058

(a) Tax claims

(i) IR/CSL: Charges with goodwill amortization

The subsidiaries Cetrel and DAC were notified by the Brazilian Federal Revenue Service, (Secretaria da Receita Federal do Brasil, hereinafter “RFB”), in December 2020 and June 2021, respectively, for the deduction of tax amortization charges on goodwill arising from the acquisition of equity interests in 2012.

As of December 31, 2022, the updated amount of these claims was R$194,695 (2021: R$179,370). The cases are pending in the administrative sphere with conclusion expected by 2026.

(ii) IR/CSL: Exchange variation on naphtha imports

In December 2017 and December 2020, the Company received a tax deficiency notice related to the disallowance of exchange variation expenses between the due date of commercial invoices and the effective payment of obligations related to naphtha imports, related to calendar years 2012 and 2015, respectively. In relation to year 2012, disallowances led to the adjustment of tax losses and social contribution tax loss carryforwards. For 2015, a tax credit was considered along with a qualified fine corresponding to 150% of the tax deficiency notice amount.

The tax deficiency notice issued in December 2020 also resulted in partial disallowance of the cost of naphtha imported from its subsidiary abroad, in an amount corresponding to the profit margin calculated by the subsidiary in the naphtha resale operations, carried out in 2014 and 2015.

As of December 31, 2022, this uncertain tax treatment is R$1.2 billion (2021: R$1.1 billion), including fiscal years already filed and non-filed. The administrative proceedings should be concluded by 2026.

(iii) ICMS: Credit reversal on output with tax deferral

In July and December 2020, the Company was notified, by the State of Alagoas, due to the lack of ICMS tax payment arising from the alleged lack of reversal of the tax credited in operations prior to outflows with tax deferral. On December 31, 2022, the value of these cases was R$639 million (2021: R$587 million).

The administrative proceedings should be concluded by 2025.

(iv) IR/CSL: Foreign earned income – Braskem Holanda

The Company received a deficiency notice from RFB, referring to fiscal years 2015 and 2016, stating its disagreement with applying the Agreement between Brazil and the Netherlands to avoid double taxation, which establishes that Dutch companies' profits cannot be taxed in Brazil.

On December 31, 2022, the amount of the uncertain tax treatment is R$10.6 billion (2021: R$8.8 billion), including fiscal years already filed and non-filed.

The administrative proceedings should be concluded by 2026.

(v) PIS and COFINS: taxation of liability reductions settled in connection with the installment plan under Provisional Executive Order (“MP”) 470/2009

The Company received notice for not applying to PIS and COFINS taxes the reductions for fines and interest, in view of the adoption of the installment plan offered by the Federal Government under MP 470/2009.

In March 2023, the Company obtained favorable opinion from court of last resort (the Superior Chamber of the Tax Resources Administrative Board) cancelling the full collection. In accordance to the Management, based on its evaluation and that of its external legal advisor, an appeal from the National Treasury is not applicable and, hence, the probability of loss was changed from possible to remote.

On December 31, 2022, the updated value of this proceeding is R$967 million (2021: R$910 million).

(vi) IR/CSL: Charges with goodwill amortization

The Company was served by the RFB for deducting amortization charges, from 2007 to 2013, relating to goodwill originated from acquisitions of shareholding interests in 2002. In 2002, Braskem foundation was fulfilled due to petrochemical assets disposals from several business groups. On December 31, 2022, the updated contingency estimate is R$1.1 billion (2021: R$1.1 billion).

These administrative proceedings should be concluded by 2025, while the current court proceeding should be concluded by 2030.

The Company offered a performance bond that covers the total amount involved in the court proceedings.

(vii) Non-cumulative PIS and COFINS taxes

The Company received a deficiency notice from the RFB due to the use of non-cumulative PIS and COFINS tax credits in the acquisition of certain goods and services consumed in its production process in matters that have already been contested at the administrative and court level and comprise the period from 2004 to 2018.

As of December 31, 2022, the amount under discussion of these notices is R$1.4 (2021: R$1.3 billion).

The administrative proceedings should be concluded by 2026, while the lawsuits should be concluded by 2032.

The Company offered a performance bond that covers the total amount involved in the court proceedings.

(viii) IR/CSL: Unlimited offsetting

In December 2009 and March 2017, the Company received tax deficiency notices claiming that the methodology used to offset tax losses and tax loss carryforwards that failed to observe the limit of 30% of the Taxable Profit and Social Contribution calculation base when offsetting such liabilities with Corporate Income Tax and Social Contribution liabilities in merger operations, respectively, in November 2007 and August 2013.

As of December 31, 2022, the updated value of the contingency amounted to R$462 million (2021: R$430 million). The lawsuits should be concluded by 2031.

The Company offered performance bonds that cover the total amount involved in the court proceeding.

(ix) ICMS

The Company challenges ICMS collection drawn up in the States of São Paulo, Rio de Janeiro, Rio Grande do Sul, Bahia, Pernambuco and Alagoas, which materialized in administrative and court proceedings, including the following topics:

· ICMS credit on the acquisition of assets that are considered by tax authority as being for use and consumption, which as such do not produce a right to the credit because they are not physically part of the end product;

· ICMS credit arising from the acquisition of assets to be used in property, plant and equipment, which is considered by tax authority as not being related to the production activity, such as laboratory equipment, material for the construction of warehouses, security equipment, etc.;

· internal transfer of finished products for an amount lower than the production cost;

· omission of the entry or shipment of goods based on physical count of inventories;

· lack of evidence of exports of goods with shipment presumably taxed for the domestic market;

· non-payment of ICMS on the sale of products subject to tax substitution and credit from acquisitions of products subject to tax substitution;

· fines for the failure to register invoices; and

· nonpayment of ICMS tax on charges related to the use of the electricity transmission system in operations conducted in the Free Market of the Electric Power Trading Chamber.

As of December 31, 2022, the updated value of these proceedings was R$768 million (2021: R$756 million).

These administrative proceedings are expected to be terminated in 2027, while the court proceedings are expected to be terminated in 2031.

The Company offered performance bonds that cover the total amount involved in the current court proceedings.

(x) PIS and COFINS sundry

The Company is involved in collection actions related to PIS and COFINS assessments in the judicial courts, which discuss the alleged undue offsetting of credits arising from other proceedings, including: (i) Income Tax prepayments; (ii) FINSOCIAL; (iii) tax on net income (ILL); (iv) PIS-Decrees – Federal Laws 2.445 and 2.449; and (v) the COFINS tax arising from the undue payment or payment in excess.

As of December 31, 2022, the updated amounts involved of these assessments total R$136 million (2021: R$131 million).

These judicial proceedings are expected to be terminated in 2025.

The Company offered guarantees that cover the total amount involved in the court proceedings.

(xi) IRRF and IR/CSL: Commission expenses

In December 2017, the Company received a tax deficiency notice from the RBF arising from: (i) the disallowance of commission expenses paid by Braskem in 2011; (ii) the disallowance of commission expenses paid by Braskem Inc. in 2013 and 2014; (iii) lack of payment of withholding income tax (“IRRF”) on the payments referred to in the previous item; and (iv) the disallowance of advertising expenses incurred in 2013.

On December 31, 2022, the updated amount of taxes and tax effects from disallowances of income tax losses and social contribution tax loss carryforwards in the tax deficiency notice is R$153 million (2021: R$142 million).

This administrative proceeding should be concluded by 2024.

(xii) Fines on tax credits used

In 2015 through 2022, the Company received notifications of individual fines imposed due to the use of credits from: (i) non-cumulative PIS/COFINS taxes; (ii) negative balances of IR/CSL taxes; (iii) REINTEGRA credits; and (iv) other credits, for offsets not approved by the RFB.

As of December 31, 2022, the updated value of these deficiency notices amounted to R$353 million (2021: R$310 million).

These administrative proceedings should be concluded by 2027.

(xiii) IR/CSL: Negative Balance – Offset

The Company claims, at the administrative and judicial levels, that RFB denies offsets seeking to settle federal taxes with credits arising from negative balance of IR/CSL.

As of December 31, 2022, the updated value of the taxes whose offset was not approved amounted to R$176 million (2021: R$173 million).

These administrative proceedings should be concluded by 2024, while the lawsuits should be concluded by 2030.

The Company offered a performance bond that covers the total amount involved in the current court proceedings.

(xiv) PIS and COFINS: Cide-Fuels Tax Offset

The Company is a party to lawsuits claiming PIS and COFINS tax liabilities arising from their offset using Cide-Fuels tax credits, as authorized under Federal Law 10.336/2001.

As of December 31, 2022, the updated value of these cases was R$123 million (2021: R$118 million). The lawsuits should be concluded by 2030.

The Company offered a performance bond that covers the total amount involved in the court proceedings.

(b) Civil claims

(i) Resale of solvents

In January 2017, the Company became defendant in a civil lawsuit filed by former reseller of solvents, claiming alleged breach of a tacit distribution agreement. The lawsuit is pending judgment.

As of December 31, 2022, the claims prepared by the other party amounted to R$302 million (2021: R$265 million).

(ii) Hashimoto Public-Interest Civil Action

The Public-Interest Civil Action was filed in June 2018 by the São Paulo State Public Prosecutor’s Office against the Company and other firms that operate in the Capuava Petrochemical Complex, claiming the reparation and/or remediation of environmental damages supposedly arising from the emission of pollutants into the air, as well as the joint judgement of companies that comprise said complex seeking environmental moral damages in the updated amount of R$201 million (2021: R$175 million).

Braskem filed its defense in December 2020, which is awaiting expert evidence. This lawsuit should be concluded by 2030.

(c) Labor claims

Lawsuits filed by former team members and contractors who provided services to Braskem, and are chiefly related to overtime, wage parity and other amounts established in labor laws.

(d) Environmental claims

Public-Interest Civil Action filed in September 2011 by the Local Government of the city Ulianópolis in Pará State against Braskem and other companies, claiming reparation and/or remediation of environmental damage allegedly resulting from the delivery of waste to the Brazilian Bauxite Company , which had not disposed of it properly, polluting an area of the Municipality of Ulianópolis, as well as the joint and several liability of these companies for the payment of indemnification for environmental damage in the updated amount of R$363 million (2021: R$325 million).

The companies filed their defense, however, a decision was rendered determining the temporary dismissal of the action for one year. This action should be concluded by 2030.

(e) Social security claims

In 2012, the Company withdrew sponsorship of the plans Petros Copesul and Petros PQU, and, in 2009, Petros Copene, whose private pension entity was Petros, remaining the obligation established under the Sponsorship Withdrawal Instrument to pay the mathematical reserves of Members, pursuant to Complementary Law 109/2001, which was met in 2015. However, after the payment, several beneficiaries filed individual and collective action regarding various claims, such as: (i) Difference of the Individual Withdrawal Fund; (ii) Change in base date; (iii) age limiter; (iv) 90% of supplementation; (v) Return of Contributions; (vi) Difference in Savings Account Reserve; (vii) Objection against legality of Sponsorship Withdrawal.

Currently, this portfolio is composed of 729 active cases (2021: 783), of a financial contingency nature, representing an estimated amount of R$379 million (2021: R$332 million).

(f) Other lawsuits

(i) Incentivized Preferred Shares

The Company currently is subject to the liquidation of an award related to a lawsuit filed in 1988, whose decision required Polialden Petroquímica S.A. (“Polialden”), a company merged into Braskem, to pay certain non-controlling shareholders that hold preferred shares in Polialden the distribution of the remaining net profit of the company.

The liquidation of award aims to determine the value of the dividends to be paid in accordance with the terms of the decision. The process is awaiting the start of the expert evidence.

As of December 31, 2022, based on Management’s assessment and that of its external legal advisors, the Company recorded a provision of R$21 million (2021: R$19 million). The amount considered as possible loss is R$262 million, and the total amount of the lawsuit is R$283 million (2021: R$257 million).

(ii)	Social security – hazardous agents

The Company is a party to other proceedings, which claim payments of additional contribution for Occupational Environmental Risk to fund the special retirement plan due to the alleged exposure of workers to hazardous agents: (a) in the administrative sphere (a.1) in the period from April 1999 to February 2006, jointly with a fine due to failure to declare the generating factor of the contribution to GFIP, and (a.2) in the period from January 2016 to July 2018; (b) in the legal sphere, in the periods from November 2000 to January 2001 and November 2001 to June 2002.

On December 31, 2022, the adjusted amount of these proceedings is R$203 million (2021: R$187 million).

The administrative proceedings should be concluded by 2025, while the only current court proceeding should be concluded by 2028.

The Company pledged a performance bond that covers the total amount involved in the current court proceeding.

24.3 Class action

On August 25, 2020, an action was filed against Braskem and some of its current and former executives in the US District Court for the District of New Jersey, in the United States, on behalf of an alleged class of investors who acquired Braskem's shares. The action was grounded in the U.S. Securities Exchange Act of 1934 and its rules, based on allegations that the defendants made false statements or omissions related to the geological event in Alagoas.

On December 15, 2022, the parties entered into Agreement to terminate the Class Action via payment of US$3 million, which was carried out in January 2023. On December 20, 2022, as the first measure for approval of the Agreement, the lead plaintiff filed a preliminary approval motion, and the U.S. District Court for the District of New Jersey will follow the required procedure for approval of the Agreement. The extinction of Class Action will be declared only after approval of the Agreement and after the obligations assumed by the parties of the Agreement are met.

Braskem cannot predict precisely all costs in solving this dispute. The Company may be named as a defendant in other similar legal actions.

24.4 Contingent assets

Contingent assets normally arise from unplanned or unexpected events that give rise to the possibility of an inflow of economic benefits to the Company. Contingent assets are not recognized in the consolidated financial statements, but they are disclosed when it is likely that an inflow of economic benefits will occur. However, when the inflow of benefits is virtually certain, the asset is recognized in the financial position statement because that asset is no longer considered contingent.

(i) Compulsory loans: Centrais Elétricas Brasileiras S.A. (“Eletrobras”)

The compulsory loan in favor of Eletrobras was established by Federal Law 4.156/62, to finance the energy industry and remained effective until 1993. It was collected through the energy bills of industrial consumers with monthly consumption equal to or higher than 2000kwh and, after successive amendments to the law, the reimbursement was extended to 20 years, plus compensatory interest of 6% per year, which can be anticipated through conversion of credits into shares issued by Eletrobras.

Between 2001 and 2009, the companies merged into Braskem S/A filed proceedings seeking the recovery of amounts related to differences in the inflation adjustment of the compulsory loan, interest on arrears and compensatory interest and other related payments.

The Company obtained a favorable final and unappealable decision in the cases of the merged companies Alclor Química de Alagoas Ltda., Companhia Alagoas Industrial – Cinal, Companhia Petroquímica do Sul S.A. – Copesul and Trikem S. A., which are currently in the execution phase. The cases of the merged companies Ipiranga Petroquímica S.A., Petroquímica Triunfo Ltda. and Quattor Química S.A are in the cognizance phase.

The term, form and amount to be realized are still uncertain, so it is not possible to determine the amount to be received and, for such reason, the asset does not meet the conditions to be recorded in the consolidated financial statements.